UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
 (Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
 (Address of principal executive offices) (Zip code)

ALAN GOLDBERG
STRADLEY RONON STEVENS & YOUNG, LLP
191 NORTH WACKER DRIVE, SUITE 1601
CHICAGO, IL 60606
 (Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.87%
	Banks - 1.06%
82,300	Capital Bank Financial Corp.	$3,230,275
147,700	Opus Bank	4,438,385
119,300	State Bank Financial Corp.	3,204,398
		10,873,058
	Building Products - 1.50%
327,456	A.O. Smith Corp.	15,505,042
	Capital Markets - 0.17%
77,818	Donnelley Financial Solutions, Inc. (a)	1,788,258
	Chemicals - 3.05%
289,300	Chemtura Corp. (a)	9,604,760
278,355	Sensient Technologies Corp.	21,873,136
		31,477,896
	Commercial Banks - 12.80%
1,055,900	BancorpSouth, Inc.	32,785,695
322,000	BOK Financial Corp.	26,738,880
1,086,228	Hilltop Holdings, Inc.	32,369,594
421,200	Synovus Financial Corp.	17,302,896
294,775	UMB Financial Corp.	22,733,048
		131,930,113
	Commercial Services & Supplies - 3.85%
491,210	ABM Industries, Inc.	20,061,016
578,582	Ritchie Bros. Auctioneers, Inc. (b)	19,671,788
		39,732,804
	Communications Equipment - 1.64%
2,483,488	Mitel Networks Corp. (a)	16,887,718
	Computer & Peripherals - 1.48%
605,889	Diebold Nixdorf, Inc.	15,238,108
	Construction & Engineering - 0.99%
610,000	KBR, Inc.	10,180,900
	Diversified Financial Services - 2.85%
856,941	Air Lease Corp.	29,418,785
	Electric Utilities - 2.01%
322,018	Allete, Inc.	20,670,335
	Electrical Equipment - 1.21%
305,700	Generac Holdings, Inc. (a)	12,454,218
	Electronic Equipment, Instruments & Components - 1.31%
807,800	Knowles Corp. (a)(b)	13,498,338
	Gas Utilities - 2.07%
633,200	South Jersey Industries, Inc.	21,332,508
	Health Care Equipment & Supplies - 2.19%
262,039	Alere, Inc. (a)	10,211,660
539,767	Wright Medical Group N.V. (a)	12,403,846
		22,615,506
	Health Care Providers & Services - 2.16%
1,004,300	The Ensign Group, Inc.	22,305,503
	Hotels, Restaurants & Leisure - 5.96%
747,800	Bloomin' Brands, Inc.	13,482,834
1,883,031	Denny's Corp. (a)	24,159,288
147,400	Vail Resorts, Inc. (b)	23,777,094
		61,419,216

	Household Durables - 1.39%
1,244,478	TRI Pointe Group, Inc. (a)	14,286,607
	IT Services - 1.30%
120,100	WEX, Inc. (a)	13,403,160
	Leisure Products - 1.88%
524,014	Vista Outdoor, Inc. (a)	19,336,117
	Machinery - 6.78%
365,668	ESCO Technologies, Inc.	20,715,092
382,100	ITT, Inc.	14,737,597
283,836	John Bean Technologies Corp. (b)	24,395,704
520,000	Manitowoc Foodservice, Inc. (a)	10,051,600
		69,899,993
	Media - 4.94%
862,356	Media General, Inc. (a)	16,238,163
371,200	Nexstar Broadcasting Group, Inc. (b)	23,496,960
627,654	Time, Inc.	11,203,624
		50,938,747
	Metals & Mining - 3.50%
895,100	Commercial Metals Co.	19,495,278
212,825	Kaiser Aluminum Corp.	16,534,374
		36,029,652
	Multi-Utilities - 3.05%
354,800	Black Hills Corp.	21,763,432
169,200	Northwestern Corp.	9,622,404
		31,385,836
	Oil, Gas & Consumable Fuels - 3.74%
641,900	Parsley Energy, Inc. (a)	22,620,556
1,790,323	Synergy Resources Corp. (a)	15,951,778
		38,572,334
	Paper & Forest Products - 1.11%
518,574	Kapstone Paper & Packaging Corp.	11,434,557
	Real Estate Investment Trusts (REITs) - 9.68%
1,009,800	CareTrust REIT, Inc.	15,470,136
1,319,840	OUTFRONT Media, Inc.	32,824,421
338,374	Ryman Hospitality Properties, Inc.	21,320,946
769,611	Sabra Health Care REIT, Inc.	18,793,900
414,872	Urban Edge Properties (b)	11,413,129
		99,822,532
	Real Estate Management & Development - 3.19%
578,526	Forestar Group, Inc. (a)	7,694,396
1,228,086	Kennedy-Wilson Holdings, Inc.	25,175,763
		32,870,159
	Semiconductors & Semiconductor Equipment - 1.69%
622,200	Versum Materials, Inc. (a)	17,465,154
	Software - 1.40%
409,319	Verint Systems, Inc. (a)	14,428,495
	Specialty Retail - 1.92%
382,066	Penske Automotive Group, Inc.	19,806,302
	Thrifts & Mortgage Finance - 7.00%
267,500	Iberiabank Corp.	22,403,125
1,468,300	Kearny Financial Corp.	22,832,065
138,500	OceanFirst Financial Corp.	4,159,155
802,400	Provident Financial Services, Inc.	22,707,920
		72,102,265
	Total Common Stocks (Cost $747,532,898)	$1,019,110,216
Shares
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.92%
	Money Market Funds - 0.92%
4,382,043	Deutsche Government Money Market Fund - Institutional Class, 0.44%	4,382,043
5,129,697	Goldman Sachs Financial Government Money Market Fund - Institutional Class, 0.45%	5,129,697
	Total Investments Purchased With Proceeds From Securities Lending Collateral (Cost $9,511,740)	$9,511,740

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
256	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.39%	$256
	Total Short Term Investments (Cost $256)	$256

	Total Investments (Cost $757,044,894) - 99.79%	$1,028,622,212
	Other Assets in Excess of Liabilities - 0.21%	2,116,657
	TOTAL NET ASSETS - 100.00%	$1,030,738,869

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Small Cap Dividend Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.12%
	Automobiles - 2.08%
72,950	Winnebago Industries, Inc.	$2,308,868
	Capital Markets - 4.28%
115,610	Silvercrest Asset Management Group, Inc.	1,520,271
76,090	Solar Cap Ltd.	1,584,194
103,140	Virtu Financial, Inc.	1,645,083
		4,749,548
	Chemicals - 2.55%
27,780	Hawkins, Inc.	1,498,731
25,590	Innophos Holdings, Inc.	1,337,333
		2,836,064
	Commercial Banks - 13.40%
80,710	BancorpSouth, Inc.	2,506,045
49,610	Columbia Banking System, Inc.	2,216,575
41,630	Glacier Bancorp, Inc.	1,508,255
65,170	Hanmi Financial Corp.	2,274,433
44,506	LegacyTexas Financial Group, Inc.	1,916,428
25,600	Union Bankshares Corp.	914,944
31,310	Wintrust Financial Corp.	2,272,167
37,270	Yadkin Financial Corp.	1,276,870
		14,885,717
	Commercial Services & Supplies - 3.18%
154,542	CECO Environmental Corp.	2,155,861
19,190	Deluxe Corp.	1,374,196
		3,530,057
	Communications Equipment - 1.43%
28,900	Plantronics, Inc.	1,582,564
	Computer & Peripherals - 1.64%
72,530	Diebold Nixdorf, Inc.	1,824,130
	Construction & Engineering - 1.75%
31,530	KBR, Inc.	526,236
62,260	Primoris Services Corp.	1,418,283
		1,944,519
	Electric Utilities - 2.24%
22,525	Allete, Inc.	1,445,880
22,510	El Paso Electric Co.	1,046,715
		2,492,595
	Electrical Equipment - 2.38%
23,031	AZZ, Inc.	1,471,681
16,930	Regal Beloit Corp.	1,172,402
		2,644,083
	Electronic Equipment, Instruments & Components - 3.83%
103,065	AVX Corp.	1,610,906
110,830	Daktronics, Inc.	1,185,881
32,190	Dolby Laboratories, Inc.	1,454,666
		4,251,453
	Energy Equipment & Services - 0.67%
27,590	Patterson-UTI Energy, Inc.	742,723
	Food Products - 1.35%
15,850	Sanderson Farms, Inc.	1,493,704
	Gas Utilities - 1.12%
36,910	South Jersey Industries, Inc.	1,243,498
	Health Care Providers & Services - 5.12%
49,810	Aceto Corp.	1,094,326
10,325	Chemed Corp.	1,656,233
91,040	The Ensign Group, Inc.	2,021,998
26,000	Owens & Minor, Inc.	917,540
		5,690,097

	Hotels, Restaurants & Leisure - 2.90%
13,010	DineEquity, Inc.	1,001,770
26,190	Marriott Vacations Worldwide Corp.	2,222,222
		3,223,992
	Household Durables - 1.63%
19,981	Nacco Industries, Inc.	1,809,280
	Independent Power and Renewable Electricity Producers - 0.59%
33,580	Atlantica Yield PLC	649,773
	Insurance - 3.89%
23,720	Arthur J. Gallagher & Co.	1,232,491
32,744	FBL Financial Group, Inc.	2,558,944
12,710	James River Group Holdings Ltd.	528,100
		4,319,535
	Internet & Direct Marketing Retail - 0.75%
24,310	HSN, Inc.	833,833
	Machinery - 2.15%
14,790	Alamo Group, Inc.	1,125,519
14,670	John Bean Technologies Corp.	1,260,886
		2,386,405
	Media - 2.66%
23,720	Nexstar Broadcasting Group, Inc.	1,501,476
81,380	Time, Inc.	1,452,633
		2,954,109
	Metals & Mining - 1.77%
90,460	Commercial Metals Co.	1,970,219
	Multi-Utilities - 1.31%
23,700	Black Hills Corp.	1,453,758
	Oil, Gas & Consumable Fuels - 2.80%
144,030	Alon USA Energy, Inc.	1,639,061
31,990	World Fuel Services Corp.	1,468,661
		3,107,722
	Paper & Forest Products - 1.48%
154,690	Mercer International, Inc.	1,647,449
	Real Estate Investment Trusts (REITs) - 12.73%
110,833	CareTrust REIT, Inc.	1,697,962
93,610	City Office REIT, Inc.	1,232,844
33,090	CorEnergy Infrastructure Trust. Inc.	1,154,179
170,978	Gramercy Property Trust, Inc.	1,569,578
48,825	National Storage Affiliates	1,077,568
71,460	OUTFRONT Media, Inc.	1,777,210
25,590	Potlatch Corp.	1,065,823
20,370	Ryman Hospitality Properties, Inc.	1,283,514
53,545	Sabra Health Care REIT, Inc.	1,307,569
41,800	STAG Industrial, Inc.	997,766
50,175	Xenia Hotels & Resorts, Inc.	974,398
		14,138,411
	Semiconductors & Semiconductor Equipment - 2.68%
164,780	Cypress Semiconductor Corp.	1,885,083
91,741	IXYS Corp.	1,091,718
		2,976,801
	Textiles, Apparel & Luxury Goods - 1.67%
49,901	Culp, Inc.	1,853,822
	Thrifts & Mortgage Finance - 7.78%
57,280	Berkshire Hills Bancorp, Inc.	2,110,768
23,420	Iberiabank Corp.	1,961,425
49,650	OceanFirst Financial Corp.	1,490,989
62,210	Oritani Financial Corp.	1,166,438
67,530	Provident Financial Services, Inc.	1,911,099
		8,640,719
	Transportation Infrastructure - 1.25%
16,930	Macquarie Infrastructure Company LLC	1,383,181

	Water Utilities - 1.06%
34,725	California Water Service Group	1,177,177
	Total Common Stocks (Cost $76,995,113)	$106,745,806

	SHORT TERM INVESTMENTS - 4.07%
	Money Market Funds - 4.07%
4,524,926	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.39%	$4,524,926
	Total Short Term Investments (Cost $4,524,926)	$4,524,926

	Total Investments (Cost $81,520,039) - 100.19%	$111,270,732
	Liabilities in Excess of Other Assets - (0.19)%	(214,628)
	TOTAL NET ASSETS - 100.00%	$111,056,104

Percentages are stated as a percent of net assets.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Small-Mid Cap Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.34%
	Aerospace & Defense - 2.15%
35,250	Orbital ATK, Inc.	$3,092,482
	Auto Components - 1.09%
23,200	Delphi Automotive PLC	1,562,520
	Building Products - 1.67%
50,920	A.O. Smith Corp.	2,411,062
	Capital Markets - 1.40%
138,546	OM Asset Management PLC	2,008,917
	Chemicals - 3.14%
23,200	Ashland Global Holdings, Inc.	2,535,528
104,120	Huntsman Corp.	1,986,610
		4,522,138
	Commercial Banks - 10.30%
44,940	BOK Financial Corp.	3,731,818
137,020	Hanmi Financial Corp.	4,781,998
50,930	Synovus Financial Corp.	2,092,204
54,640	UMB Financial Corp.	4,213,837
		14,819,857
	Commercial Services & Supplies - 1.32%
34,420	Copart, Inc. (a)	1,907,212
	Communications Equipment - 1.63%
344,580	Mitel Networks Corp. (a)	2,343,144
	Diversified Consumer Services - 1.64%
82,430	Carriage Services, Inc.	2,360,795
	Diversified Financial Services - 6.96%
111,730	Air Lease Corp.	3,835,691
46,400	Fidelity National Financial, Inc.	1,575,744
117,590	Voya Financial, Inc.	4,611,880
		10,023,315
	Electrical Equipment - 1.69%
59,880	Generac Holdings, Inc. (a)	2,439,511
	Electronic Equipment, Instruments & Components - 2.03%
174,470	Knowles Corp. (a)	2,915,394
	Food Products - 1.21%
46,030	Lamb Weston Holdings, Inc. (a)	1,742,235
	Health Care Equipment & Supplies - 1.33%
83,510	Wright Medical Group N.V. (a)	1,919,060
	Health Care Providers & Services - 1.34%
15,000	Laboratory Corporation of America Holdings (a)	1,925,700
	Home Furnishings - 1.28%
34,420	Fortune Brands Home & Security, Inc.	1,840,093
	Hotels, Restaurants & Leisure - 5.39%
222,450	Del Taco Restaurants, Inc. (a)	3,140,994
132,600	Denny's Corp. (a)	1,701,258
34,420	Marriott Vacations Worldwide Corp.	2,920,537
		7,762,789
	Household Durables - 1.16%
146,010	TRI Pointe Group, Inc. (a)	1,676,195
	Household Products - 1.60%
18,770	Spectrum Brands Holdings, Inc.	2,296,134
	Insurance - 2.49%
66,640	Allied World Assurance Company Holdings, AG	3,579,234
	IT Services - 5.41%
34,420	Broadridge Financial Solutions, Inc.	2,282,046
104,880	CSRA, Inc.	3,339,379
19,430	WEX, Inc. (a)	2,168,388
		7,789,813
	Machinery - 6.76%
50,157	ESCO Technologies, Inc.	2,841,394
80,130	ITT, Inc.	3,090,614
44,170	John Bean Technologies Corp.	3,796,412
		9,728,420
	Media - 2.98%
122,820	Tribune Co.	4,296,244
	Metals & Mining - 3.03%
128,100	Commercial Metals Co.	2,790,018
20,180	Kaiser Aluminum Corp.	1,567,784
		4,357,802

	Multi-Utilities - 4.14%
111,580	MDU Resources Group, Inc.	3,210,157
223,990	NRG Energy, Inc.	2,746,117
		5,956,274
	Oil, Gas & Consumable Fuels - 3.19%
56,910	Energen Corp. (a)	3,282,000
38,150	SM Energy Co.	1,315,412
		4,597,412
	Real Estate Investment Trusts (REITs) - 10.70%
137,030	CareTrust REIT, Inc.	2,099,299
83,120	Equity Commonwealth (a)	2,513,549
63,035	Gaming & Leisure Properties, Inc.	1,930,132
64,283	Iron Mountain, Inc.	2,087,912
34,450	Lamar Advertising Co.	2,316,418
34,420	Ryman Hospitality Properties, Inc.	2,168,804
93,660	Sabra Health Care REIT, Inc.	2,287,177
		15,403,291
	Real Estate Management & Development - 1.84%
23,220	The Howard Hughes Corp. (a)	2,649,402
	Road & Rail - 2.23%
43,110	Ryder System, Inc.	3,209,108
	Software - 2.42%
29,990	CDK Global, Inc.	1,790,103
47,890	Verint Systems, Inc. (a)	1,688,123
		3,478,226
	Specialty Retail - 1.21%
33,670	Penske Automotive Group, Inc.	1,745,453
	Textiles, Apparel & Luxury Goods - 1.41%
22,470	PVH Corp.	2,027,693
	Water Utilities - 1.20%
23,940	American Water Works Company, Inc.	1,732,298
	Total Common Stocks (Cost $95,874,565)	$140,119,223

	SHORT TERM INVESTMENTS - 2.92%
	Money Market Funds - 2.92%
4,200,236	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.39%	$4,200,236
	Total Short Term Investments (Cost $4,200,236)	$4,200,236

	Total Investments (Cost $100,074,801) - 100.26%	$144,319,459
	Liabilities in Excess of Other Assets - (0.26)%	(380,583)
	TOTAL NET ASSETS - 100.00%	$143,938,876

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.22%
	Auto Components - 1.37%
12,425	Autoliv, Inc.	$1,405,889
	Capital Markets - 2.21%
11,075	Ameriprise Financial, Inc.	1,228,661
37,140	Federated Investors, Inc.	1,050,319
		2,278,980
	Chemicals - 4.18%
29,355	FMC Corp.	1,660,318
63,520	Huntsman Corp.	1,211,962
26,725	RPM International, Inc.	1,438,607
		4,310,887
	Commercial Banks - 8.72%
57,825	Associated Banc-Corp.	1,428,278
30,974	BOK Financial Corp.	2,572,080
31,550	Comerica, Inc.	2,148,871
15,050	UMB Financial Corp.	1,160,656
88,500	Umpqua Holdings Corp.	1,662,030
		8,971,915
	Commercial Services & Supplies - 2.35%
12,700	Dun & Bradstreet Corp.	1,540,764
25,870	Ritchie Bros. Auctioneers, Inc.	879,580
		2,420,344
	Communications Equipment - 1.40%
14,095	Harris Corp.	1,444,315
	Construction Materials - 1.89%
15,525	Vulcan Materials Co.	1,942,954
	Consumer Finance - 1.78%
25,405	Discover Financial Services	1,831,446
	Containers & Packaging - 1.24%
25,075	WestRock Co.	1,273,058
	Diversified Financial Services - 5.79%
57,600	Air Lease Corp.	1,977,408
47,525	CIT Group, Inc.	2,028,367
49,800	Voya Financial, Inc.	1,953,156
		5,958,931
	Electric Utilities - 1.17%
35,325	PPL Corp.	1,202,816
	Electronic Equipment, Instruments & Components - 1.33%
30,370	Dolby Laboratories, Inc.	1,372,420
	Energy Equipment & Services - 1.05%
20,300	Patterson-UTI Energy, Inc.	546,476
31,525	Superior Energy Services, Inc.	532,142
		1,078,618
	Food Products - 2.15%
38,525	ConAgra Brands, Inc.	1,523,664
18,242	Lamb Weston Holdings, Inc. (a)	690,447
		2,214,111
	Gas Utilities - 2.45%
24,650	National Fuel Gas Co.	1,396,176
24,500	UGI Corp.	1,128,960
		2,525,136
	Health Care Providers & Services - 2.49%
12,900	AmerisourceBergen Corp.	1,008,651
11,675	CIGNA Corp.	1,557,328
		2,565,979

	Hotels, Restaurants & Leisure - 1.48%
19,900	Wyndham Worldwide Corp.	1,519,763
	Household Durables - 0.60%
5,600	Harman International Industries, Inc.	622,496
	Insurance - 4.58%
22,500	Arthur J. Gallagher & Co.	1,169,100
35,390	Lincoln National Corp.	2,345,295
9,525	Reinsurance Group of America, Inc.	1,198,531
		4,712,926
	IT Services - 7.53%
19,450	Broadridge Financial Solutions, Inc.	1,289,535
31,120	Computer Sciences Corp.	1,849,150
57,140	CSRA, Inc.	1,819,338
16,075	Fidelity National Information Services, Inc.	1,215,913
32,005	Total System Services, Inc.	1,569,205
		7,743,141
	Life Sciences Tools & Services - 0.88%
19,910	Agilent Technologies, Inc.	907,100
	Machinery - 3.98%
37,170	ITT, Inc.	1,433,647
27,200	Oshkosh Corp.	1,757,392
5,300	Snap-On, Inc.	907,731
		4,098,770
	Media - 2.80%
25,125	Scripps Networks Interactive, Inc.	1,793,172
51,155	TEGNA, Inc.	1,094,205
		2,887,377
	Multi-Utilities - 5.42%
25,900	Black Hills Corp.	1,588,705
43,775	MDU Resources Group, Inc.	1,259,407
110,300	NRG Energy, Inc.	1,352,278
41,050	OGE Energy Corp.	1,373,123
		5,573,513
	Oil, Gas & Consumable Fuels - 6.35%
65,300	Cabot Oil & Gas Corp.	1,525,408
16,985	Energen Corp. (a)	979,525
19,925	EQT Corp.	1,303,095
58,875	HollyFrontier Corp.	1,928,745
23,200	SM Energy Co.	799,936
		6,536,709
	Real Estate Investment Trusts (REITs) - 12.74%
4,800	Alexandria Real Estate Equities, Inc.	533,424
59,025	Brixmor Property Group, Inc.	1,441,391
88,875	DDR Corp.	1,357,121
19,450	EPR Properties	1,395,927
14,100	Equity Lifestyle Properties, Inc.	1,016,610
50,400	Healthcare Trust of America, Inc.	1,467,144
60,140	Iron Mountain, Inc.	1,953,347
24,705	Lamar Advertising Co.	1,661,164
126,090	Spirit Realty Capital, Inc.	1,369,337
47,150	Xenia Hotels & Resorts, Inc.	915,653
		13,111,118
	Road & Rail - 1.64%
22,630	Ryder System, Inc.	1,684,577
	Specialty Retail - 2.47%
60,825	American Eagle Outfitters	922,715
22,800	Foot Locker, Inc.	1,616,292
		2,539,007
	Textiles, Apparel & Luxury Goods - 0.81%
9,275	Ralph Lauren Corp.	837,718
	Transportation Infrastructure - 1.40%
17,645	Macquarie Infrastructure Company LLC	1,441,597
	Water Utilities - 0.97%
13,830	American Water Works Company, Inc.	1,000,739
	Total Common Stocks (Cost $75,268,768)	$98,014,350

	SHORT TERM INVESTMENTS - 4.15%
	Money Market Funds - 4.15%
4,268,610	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.39%	$4,268,610
	Total Short Term Investments (Cost $4,268,610)	$4,268,610

	Total Investments (Cost $79,537,378) - 99.37%	$102,282,960
	Other Assets in Excess of Liabilities - 0.63%	650,569
	TOTAL NET ASSETS - 100.00%	$102,933,529

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley All Cap Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.42%
	Auto Components - 6.04%
55,735	Johnson Controls International PLC	$2,295,725
20,670	Visteon Corp.	1,660,628
		3,956,353
	Beverages - 2.91%
19,610	Molson Coors Brewing Co.	1,908,249
	Biotechnology - 3.66%
14,083	Shire PLC - ADR	2,399,462
	Commercial Banks - 4.77%
10,170	BOK Financial Corp.	844,517
40,590	Hanmi Financial Corp.	1,416,591
11,210	UMB Financial Corp.	864,515
		3,125,623
	Consumer Finance - 1.81%
16,470	Discover Financial Services	1,187,322
	Diversified Financial Services - 9.16%
75,750	Air Lease Corp.	2,600,497
86,780	Voya Financial, Inc.	3,403,512
		6,004,009
	Electrical Equipment - 3.55%
57,120	Generac Holdings, Inc. (a)	2,327,069
	Energy Equipment & Services - 2.88%
70,100	Patterson-UTI Energy, Inc.	1,887,092
	Food Products - 2.31%
34,200	Mondelez International, Inc.	1,516,086
	Health Care Equipment & Supplies - 4.82%
31,860	Abbott Laboratories	1,223,743
84,104	Wright Medical Group N.V. (a)	1,932,710
		3,156,453
	Hotels, Restaurants & Leisure - 2.16%
100,300	Del Taco Restaurants, Inc. (a)	1,416,236
	Insurance - 6.19%
40,920	Allied World Assurance Company Holdings, AG	2,197,813
38,710	Athene Holding Ltd. (a)	1,857,693
		4,055,506
	IT Services - 5.07%
17,830	Fidelity National Information Services, Inc.	1,348,661
50,030	Paypal Holdings, Inc. (a)	1,974,684
		3,323,345
	Leisure Products - 2.61%
46,260	Vista Outdoor, Inc. (a)	1,706,994
	Media - 3.17%
32,870	Nexstar Broadcasting Group, Inc.	2,080,671
	Metals & Mining - 1.81%
15,260	Kaiser Aluminum Corp.	1,185,549
	Multi-Utilities - 5.00%
267,330	NRG Energy, Inc.	3,277,466
	Oil, Gas & Consumable Fuels - 7.91%
41,850	Apache Corp.	2,656,219
24,990	EOG Resources, Inc.	2,526,489
		5,182,708
	Pharmaceuticals - 4.25%
40,240	Pfizer, Inc.	1,306,995
27,649	Zoetis, Inc.	1,480,051
		2,787,046

	Real Estate Investment Trusts (REITs) - 5.65%
80,550	Equity Commonwealth (a)	2,435,832
29,720	Seritage Growth Properties	1,269,341
		3,705,173
	Real Estate Management & Development - 7.22%
20,680	The Howard Hughes Corp. (a)	2,359,588
115,640	Kennedy-Wilson Holdings, Inc.	2,370,620
		4,730,208
	Semiconductors & Semiconductor Equipment - 3.45%
80,510	Versum Materials, Inc. (a)	2,259,916
	Technology Hardware, Storage & Peripherals - 2.02%
57,340	Hewlett Packard Enterprise Co.	1,326,848
	Total Common Stocks (Cost $53,463,746)	$64,505,384

	SHORT TERM INVESTMENTS - 1.64%
	Money Market Funds - 1.64%
1,074,976	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.39%	$1,074,976
	Total Short Term Investments (Cost $1,074,976)	$1,074,976

	Total Investments (Cost $54,538,722) - 100.06%	$65,580,360
	Liabilities in Excess of Other Assets - (0.06)%	(38,315)
	TOTAL NET ASSETS - 100.00%	$65,542,045

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Funds, Inc.
Notes to the Schedule of Investments
December 31, 2016 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers. This activity is subject to an agreement where U.S. Bank, N.A. acts as the Funds’ agent. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Pursuant to this agreement, income earned from the securities lending program is paid to the Fund, net of any fees paid to U.S. Bank N.A. Lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral. To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked-to-market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities. The value of the collateral requirement is determined based upon the closing price of a borrowed security, with the collateral balance adjusted the following business day. Although there is no specified time limit regarding how long a security may be on loan, the Funds or the borrower may request that a security on loan be returned at any time. If the Funds’ request that a specific security be returned, and the borrower fails to return such security, the Funds will be able to retain the borrower’s collateral.

As of December 31, 2016, KSCVF received cash collateral for the common stock out on loan of $9,511,740 which is available to offset the market value of KSCVF securities on loan of $9,204,285. The investment of this cash collateral into a repurchase agreement and money market funds is presented in KSCVF’s Schedule of Investments as “Investments Purchased with Proceeds from Securities Lending Collateral”. KSDVF, KSMVF, KMDVF and KACVF did not have any securities on loan as of December 31, 2016.

2)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$1,019,110,216	$-	$-	$1,019,110,216
Investments Purchased with Proceeds from Securities Lending	9,511,740	-	-	9,511,740
Short Term Investments	256	-	-	256

Total Investments in Securities	$1,028,622,212	$-	$-	$1,028,622,212

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$106,745,806	$-	$-	$106,745,806
Short Term Investments	4,524,926	-	-	4,524,926

Total Investments in Securities	$111,270,732	$-	$-	$111,270,732

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$140,119,223	$-	$-	$140,119,223
Short Term Investments	4,200,236	-	-	4,200,236

Total Investments in Securities	$144,319,459	$-	$-	$144,319,459

Keeley Mid Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$98,014,350	$-	$-	$98,014,350
Short-Term Investments	4,268,610	-	-	4,268,610

Total Investments in Securities	$102,282,960	$-	$-	$102,282,960

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$64,505,384	$-	$-	$64,505,384
Short-Term Investments	1,074,976	-	-	1,074,976

Total Investments in Securities	$65,580,360	$-	$-	$65,580,360

*See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers between Levels 1 and 2 for Keeley Funds, Inc. at the end of the period December 31, 2016 for the Funds. Transfers between levels are identified at the end of the reporting period.

3)  Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund

Cost of Investments	$757,044,894	$81,520,039	$100,074,801	$79,537,378	$54,538,722
Gross unrealized appreciation on investments	293,747,442	30,763,204	45,859,195	23,423,276	12,054,761
Gross unrealized depreciation on investments	(24,676,510)	(1,521,264)	(2,304,935)	(874,033)	(1,013,123)
Net unrealized appreciation / (depreciation)	$269,070,932	$29,241,940	$43,554,260	$22,549,243	$11,041,638

[1]
Because tax adjustments are calculated annually at the end of the Funds fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Keeley Funds, Inc.

By (Signature and Title)   /s/ Kevin Keeley
                                             Kevin Keeley, President

Date  2/22/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kevin Keeley
                                               Kevin Keeley, President

Date  2/22/17

By (Signature and Title)* /s/ Robert Kurinsky
                                              Robert Kurinsky, Treasurer

Date  2/22/17

* Print the name and title of each signing officer under his or her signature.